Expense Example {- Materials Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Materials Fund - AMCIZ PRO-15 - Materials Portfolio	Apr. 29, 2022 USD ($)
Fidelity Advisor Materials Fund: Class A
Expense Example:
1 year	$ 674
3 years	884
5 years	1,111
10 years	1,762
Fidelity Advisor Materials Fund: Class M
Expense Example:
1 year	477
3 years	745
5 years	1,033
10 years	1,852
Fidelity Advisor Materials Fund: Class C
Expense Example:
1 year	281
3 years	560
5 years	964
10 years	1,897
Fidelity Advisor Materials Fund: Class I
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	930
Fidelity Advisor Materials Fund: Class Z
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774